Going concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013
Notes to Financial Statements
Net loss	$ (3,253,582)	$ (378,761)	$ (770,822)	$ (10,774,865)
Working capital deficit				$ (1,023,977)